Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of capital commitments

	Total	Less than One Year	1‑3 Years	3‑5 Years
Capital commitments	6,305,909	5,574,251	22,698	708,960

Schedule of purchase obligations

	Total	Less than One Year	1‑3 Years	3‑5 Years
Purchase obligations	27,950,301	18,623,396	8,543,419	783,486